Stockholders' Equity (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 07, 2017 shares	Feb. 24, 2018 USD ($) $ / shares shares	Feb. 25, 2017 USD ($)	Feb. 24, 2018 USD ($) trading_day $ / shares shares	Feb. 25, 2017 USD ($)	Aug. 26, 2017 $ / shares shares	Jul. 06, 2017 shares
Class of Stock [Line Items]
Common stock shares authorized (in shares)		600,000,000		600,000,000		600,000,000
Common shares par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01
Common stock shares outstanding (in shares)		70,582,573		70,582,573		70,562,477
Warrants converted to shares (in shares)		20,096		20,096
Common stock shares issued (in shares)		70,582,573		70,582,573		70,562,477
Warrants issued (in shares)		20,096,571		20,096,571
Other income (expense) included in changes in warrant liabilities | $		$ 0		$ 0
Common Stock
Class of Stock [Line Items]
Shares issued at business combination (in shares)	70,562,477
Number of shares authorized to purchase per warrant (in shares)		1		1
Warrant price per share (in dollars per share) | $ / shares		$ 11.50		$ 11.50
Scenario, Previously Reported
Class of Stock [Line Items]
Common stock shares outstanding (in shares)						70,628,322
(Predecessor)
Class of Stock [Line Items]
Other income (expense) included in changes in warrant liabilities | $			$ 1,119		$ 397
Public Warrants
Class of Stock [Line Items]
Warrants issued (in shares)							13,416,667
Number of days after completion of business combination				30 days
Warrant expiration period				5 years
Warrant call price per share (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Written notice of redemption period (not less than)				30 days
Number of trading days within a 30-trading day period | trading_day				20
Trading day period				30 days
Number of business days before notice of redemption				3 days
Public Warrants | Common Stock
Class of Stock [Line Items]
Common stock price (equals or exceeds) (in dollars per share) | $ / shares				$ 18.00
Private Placement Warrants
Class of Stock [Line Items]
Warrants issued (in shares)							6,700,000
Restricted Stock Units (RSUs)
Class of Stock [Line Items]
Outstanding restricted units (in shares)		135,649		135,649		65,845
Restricted Stock Units (RSUs) | Common Stock
Class of Stock [Line Items]
Outstanding restricted units (in shares)						65,845